Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 83.8	$ 108.0
Restricted cash	0.0	2.5
Trade receivables, net	53.9	43.0
Prepaid expenses	9.2	9.6
Deferred mobilization and contract preparation costs	25.7	38.4
Accrued revenue	54.7	57.4
Other current assets	32.8	25.4
Total current assets	341.9	349.9
Non-current assets
Non-current restricted cash	0.0	8.0
Property, plant and equipment	4.0	3.9
Newbuildings	3.5	3.5
Jack-up drilling rigs, net	2,598.9	2,589.1
Equity method investments	17.1	20.6
Other non-current assets	30.7	26.7
Total non-current assets	2,654.2	2,651.8
Total assets	2,996.1	3,001.7
Current liabilities
Trade payables	37.8	47.7
Accrued expenses	90.6	80.8
Short-term accrued interest and other items	76.3	77.7
Short-term debt	97.9	445.9
Short-term deferred mobilization, demobilization and other revenue	52.4	57.3
Other current liabilities	43.5	36.2
Total current liabilities	398.5	745.6
Non-current liabilities
Long-term accrued interest and other items	23.6	29.7
Long-term debt	1,541.7	1,191.1
Long -term deferred mobilization, demobilization and other revenue	54.7	68.7
Other non-current liabilities	16.9	14.3
Onerous contracts	54.5	54.5
Total non-current liabilities	1,691.4	1,358.3
Total liabilities	2,089.9	2,103.9
Shareholders’ Equity
Common shares of par value $0.10 per share: authorized 315,000,000 (2022:255,000,000) shares, issued 254,263,598 (2022: 229,263,598) shares and outstanding 245,102,732 (2022: 228,948,087) shares	25.5	23.0
Treasury shares	(10.7)	(9.8)
Additional paid in capital	2,279.0	2,265.6
Accumulated deficit	(1,387.6)	(1,381.0)
Total equity	906.2	897.8
Total liabilities and equity	2,996.1	3,001.7
Related party
Current assets
Due from related parties	$ 81.8	$ 65.6